Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) (Parenthetical) - $ / shares	Mar. 31, 2021	Sep. 30, 2020	Jun. 24, 2020	Dec. 11, 2019
Condensed Financial Information Disclosure [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued	5,800,000	5,800,000	5,166,667	15,500,000
Ordinary shares, shares outstanding	5,800,000	5,800,000	5,166,667